Vessels, net (Details Narrative) $ in Thousands	1 Months Ended		8 Months Ended	11 Months Ended		12 Months Ended
	Jan. 27, 2021 USD ($)	Jan. 31, 2020 USD ($)	Aug. 31, 2021 USD ($)	Nov. 29, 2021 USD ($)	Nov. 18, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels						21
Vessels acquisition						$ 1,256,858
Net reduction of acquired time charters						6,670
Acquisition cost						1,263,528
Sale price agreed in Memorandum of Agreement						195,000
LNG/C Adamastos [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM				174,000
Year built				2021
Total consideration				$ 220,000
Delivery Date				Nov. 29, 2021
LNG/C Attalos [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM					174,000
Year built					2021
Total consideration					$ 207,000
Delivery Date					Nov. 18, 2021
LNG/C Asklipios [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM					174,000
Year built					2021
Total consideration					$ 196,000
Delivery Date					Nov. 18, 2021
LNG/Cs Aristarchos [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM			174,000
Year built			2021
Total consideration			$ 191,639
Delivery Date			Sep. 03, 2021
LNG/C Aristos I [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM			174,000
Year built			2020
Total consideration			$ 203,139
Delivery Date			Sep. 03, 2021
LNG/C Aristidis I [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in CBM			174,000
Year built			2021
Total consideration			$ 205,000
Delivery Date			Dec. 16, 2021
M/V Long Beach Express,M/V Seattle Express and M/V Fos Express [Member]
Property, Plant and Equipment [Line Items]
Year built	2008
Total consideration	$ 40,500
Delivery Date	Feb. 25, 2021
Number of vessels	3
Containership capacity in TEU	5,089
Acquisition expenses	$ 250
M/V Athenian, M/V Athos and M/V Aristomenis [Member]
Property, Plant and Equipment [Line Items]
Vessels acquisition		$ 162,600
Vessels' Improvements [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized						374	$ 11,601
Exhaust Gas Cleaning And Ballast Water Treatment Systems [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized						$ 0	$ 10,906
M/V Adonis [Member]
Property, Plant and Equipment [Line Items]
Date of Memorandum Agreement						Apr. 07, 2021
Sale price agreed in Memorandum of Agreement						$ 96,000
Date of vessel sale						Dec. 13, 2021
M/V CMA CGM Magdalena [Member]
Property, Plant and Equipment [Line Items]
Date of Memorandum Agreement						Apr. 07, 2021
Sale price agreed in Memorandum of Agreement						$ 99,000
Date of vessel sale						May 17, 2021